Consolidated Balance Sheet - USD ($) $ in Thousands	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 408,178	$ 385,293	$ 29,143
Deferred contract costs	4,547	4,554	2,955
Prepaid expenses and other current assets	2,824	8,274	946
Total current assets	415,549	398,121	33,044
Property and equipment, net	83,102	76,613	31,290
Operating lease, right-of-use assets	6,535	6,669	0
Deferred contract costs, non-current			495
Other assets, non-current	1,105	1,162	135
Total assets	506,291	482,565	64,964
Current liabilities:
Accounts payable	1,535	3,144	2,083
Accrued expenses	4,620	7,109	1,999
Accrued compensation	4,850	4,101	1,268
Deferred revenue	5,575	5,575	5,410
Other liabilities	875	707	108
Total current liabilities	17,455	20,636	10,868
Deferred rent, non-current			1,567
Warrant liability	56,460	124,260	15,995
Operating lease liabilities, non-current	8,870	9,071	0
Deferred revenue, non-current	2,290	2,290	85
Other liabilities, non-current	162	191	233
Total liabilities	85,237	156,448	28,748
Commitments and Contingencies
Stockholders' equity:
Common stock	15	15	10
Preferred stock	0	0	0
Additional paid-in-capital	711,484	659,254	243,484
Accumulated deficit	(290,445)	(333,152)	(207,278)
Total stockholders' equity	421,054	326,117	36,216
Total liabilities, convertible preferred stock and stockholders' equity	$ 506,291	$ 482,565	$ 64,964